Business Segment Information New Business Segments - Results of Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Net sales	$ 5,602	$ 4,068	$ 10,912	$ 8,028
Operating profit	842	592	1,565	1,136
Acquistion integration charges	31	8	51	11
Electrical Systems and Services [Member]
Segment Reporting Information [Line Items]
Net sales	1,624	913	3,145	1,765
Operating profit	227	91	437	167
Acquistion integration charges	11	5	16	7
Vehicle [Member]
Segment Reporting Information [Line Items]
Net sales	1,002	1,047	1,941	2,104
Operating profit	172	168	304	328
Electrical Products [Member]
Segment Reporting Information [Line Items]
Net sales	1,758	903	3,418	1,789
Operating profit	272	151	513	290
Acquistion integration charges	$ 12	$ 0	$ 15	$ 0